Distribution Date:	10/19/26	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06427DAN3	1.957000%	27,490,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06427DAP8	3.116000%	52,680,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06427DAQ6	3.366000%	33,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	06427DAR4	3.311000%	175,000,000.00	64,769,454.93	64,769,454.93	178,709.72	0.00	0.00	64,948,164.65	0.00	0.00%	30.00%
A-4	06427DAS2	3.574000%	361,236,000.00	361,236,000.00	101,016,956.67	1,075,881.22	0.00	0.00	102,092,837.89	260,219,043.33	51.69%	30.00%
A-S	06427DAV5	3.748000%	92,824,000.00	92,824,000.00	0.00	289,920.29	0.00	0.00	289,920.29	92,824,000.00	34.46%	20.00%
B	06427DAW3	3.879000%	46,412,000.00	46,412,000.00	0.00	150,026.79	0.00	0.00	150,026.79	46,412,000.00	25.85%	15.00%
C	06427DAX1	4.352000%	35,969,000.00	35,969,000.00	0.00	130,447.57	0.00	0.00	130,447.57	35,969,000.00	19.17%	11.13%
D	06427DAC7	3.250000%	38,290,000.00	38,290,000.00	0.00	103,702.08	0.00	0.00	103,702.08	38,290,000.00	12.06%	7.00%
E	06427DAE3	4.497047%	16,244,000.00	16,244,000.00	0.00	60,875.02	0.00	0.00	60,875.02	16,244,000.00	9.05%	5.25%
F	06427DAG8	4.497047%	13,924,000.00	13,924,000.00	0.00	52,180.73	0.00	0.00	52,180.73	13,924,000.00	6.46%	3.75%
G*	06427DAJ2	4.497047%	34,809,005.00	34,809,005.00	0.00	120,048.22	0.00	0.00	120,048.22	34,809,005.00	0.00%	0.00%
R	06427DAL7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2CNFB2	4.497047%	48,854,631.88	37,077,761.08	8,725,600.61	138,402.99	0.00	0.00	8,864,003.60	28,352,160.47	0.00%	0.00%
Regular SubTotal			977,092,636.88	741,555,221.01	174,512,012.21	2,300,194.63	0.00	0.00	176,812,206.84	567,043,208.80

X-A	06427DAT0	0.963033%	649,766,000.00	426,005,454.93	0.00	341,881.03	0.00	0.00	341,881.03	260,219,043.33
X-B	06427DAU7	0.590345%	175,205,000.00	175,205,000.00	0.00	86,192.88	0.00	0.00	86,192.88	175,205,000.00
X-D	06427DAA1	1.247047%	38,290,000.00	38,290,000.00	0.00	39,791.18	0.00	0.00	39,791.18	38,290,000.00
Notional SubTotal			863,261,000.00	639,500,454.93	0.00	467,865.09	0.00	0.00	467,865.09	473,714,043.33

Deal Distribution Total					174,512,012.21	2,768,059.72	0.00	0.00	177,280,071.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06427DAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06427DAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06427DAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	06427DAR4	370.11117103	370.11117103	1.02119840	0.00000000	0.00000000	0.00000000	0.00000000	371.13236943	0.00000000
A-4	06427DAS2	1,000.00000000	279.64255132	2.97833333	0.00000000	0.00000000	0.00000000	0.00000000	282.62088466	720.35744868
A-S	06427DAV5	1,000.00000000	0.00000000	3.12333330	0.00000000	0.00000000	0.00000000	0.00000000	3.12333330	1,000.00000000
B	06427DAW3	1,000.00000000	0.00000000	3.23250000	0.00000000	0.00000000	0.00000000	0.00000000	3.23250000	1,000.00000000
C	06427DAX1	1,000.00000000	0.00000000	3.62666657	0.00000000	0.00000000	0.00000000	0.00000000	3.62666657	1,000.00000000
D	06427DAC7	1,000.00000000	0.00000000	2.70833325	0.00000000	0.00000000	0.00000000	0.00000000	2.70833325	1,000.00000000
E	06427DAE3	1,000.00000000	0.00000000	3.74753878	0.00000000	0.00000000	0.00000000	0.00000000	3.74753878	1,000.00000000
F	06427DAG8	1,000.00000000	0.00000000	3.74753878	0.00000000	0.00000000	0.00000000	0.00000000	3.74753878	1,000.00000000
G	06427DAJ2	1,000.00000000	0.00000000	3.44876908	0.29876982	1.26453198	0.00000000	0.00000000	3.44876908	1,000.00000000
R	06427DAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2CNFB2	758.94054777	178.60334372	2.83295533	0.01120385	0.04742027	0.00000000	0.00000000	181.43629905	580.33720405

Notional Certificates
X-A	06427DAT0	655.62903404	0.00000000	0.52616023	0.00000000	0.00000000	0.00000000	0.00000000	0.52616023	400.48116296
X-B	06427DAU7	1,000.00000000	0.00000000	0.49195445	0.00000000	0.00000000	0.00000000	0.00000000	0.49195445	1,000.00000000
X-D	06427DAA1	1,000.00000000	0.00000000	1.03920554	0.00000000	0.00000000	0.00000000	0.00000000	1.03920554	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/26 - 09/30/26	30	0.00	178,709.72	0.00	178,709.72	0.00	0.00	0.00	178,709.72	0.00
A-4	09/01/26 - 09/30/26	30	0.00	1,075,881.22	0.00	1,075,881.22	0.00	0.00	0.00	1,075,881.22	0.00
X-A	09/01/26 - 09/30/26	30	0.00	341,881.03	0.00	341,881.03	0.00	0.00	0.00	341,881.03	0.00
X-B	09/01/26 - 09/30/26	30	0.00	86,192.88	0.00	86,192.88	0.00	0.00	0.00	86,192.88	0.00
A-S	09/01/26 - 09/30/26	30	0.00	289,920.29	0.00	289,920.29	0.00	0.00	0.00	289,920.29	0.00
B	09/01/26 - 09/30/26	30	0.00	150,026.79	0.00	150,026.79	0.00	0.00	0.00	150,026.79	0.00
C	09/01/26 - 09/30/26	30	0.00	130,447.57	0.00	130,447.57	0.00	0.00	0.00	130,447.57	0.00
X-D	09/01/26 - 09/30/26	30	0.00	39,791.18	0.00	39,791.18	0.00	0.00	0.00	39,791.18	0.00
D	09/01/26 - 09/30/26	30	0.00	103,702.08	0.00	103,702.08	0.00	0.00	0.00	103,702.08	0.00
E	09/01/26 - 09/30/26	30	0.00	60,875.02	0.00	60,875.02	0.00	0.00	0.00	60,875.02	0.00
F	09/01/26 - 09/30/26	30	0.00	52,180.73	0.00	52,180.73	0.00	0.00	0.00	52,180.73	0.00
G	09/01/26 - 09/30/26	30	33,491.71	130,448.10	0.00	130,448.10	10,399.88	0.00	0.00	120,048.22	44,017.10
RR Interest	09/01/26 - 09/30/26	30	1,762.73	138,950.35	0.00	138,950.35	547.36	0.00	0.00	138,402.99	2,316.70
Totals			35,254.44	2,779,006.96	0.00	2,779,006.96	10,947.24	0.00	0.00	2,768,059.72	46,333.80

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	177,280,071.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,791,527.72	Master Servicing Fee	6,876.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,850.35
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	308.98
ARD Interest	0.00	Operating Advisor Fee	1,003.76
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.57
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,791,527.72	Total Fees	12,520.78

Principal		Expenses/Reimbursements
Scheduled Principal	27,709,515.02	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	146,802,497.19	Special Servicing Fees (Monthly)	10,947.24
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	174,512,012.21	Total Expenses/Reimbursements	10,947.24

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,768,059.72
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	174,512,012.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	177,280,071.93
Total Funds Collected	177,303,539.93	Total Funds Distributed	177,303,539.95

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	741,555,221.66	741,555,221.66	Beginning Certificate Balance	741,555,221.01
(-) Scheduled Principal Collections	27,709,515.02	27,709,515.02	(-) Principal Distributions	174,512,012.21
(-) Unscheduled Principal Collections	146,802,497.19	146,802,497.19	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	567,043,209.45	567,043,209.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	741,555,221.72	741,555,221.72	Ending Certificate Balance	567,043,208.80
Ending Actual Collateral Balance	567,043,209.50	567,043,209.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.65)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.65)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	13	44,987,606.93	7.93%	2	4.7266	2.296123	1.30 or less	2	4,494,820.45	0.79%	2	4.6869	1.175435
5,000,001 to 10,000,000	11	88,935,989.73	15.68%	2	4.7048	1.889486	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	4	52,785,470.41	9.31%	2	5.0606	2.820594	1.41 to 1.50	1	7,428,851.32	1.31%	1	4.5400	1.450900
15,000,001 to 25,000,000	5	100,724,142.38	17.76%	2	4.2401	2.377381	1.51 to 1.60	1	8,967,839.99	1.58%	3	4.8240	1.547100
25,000,001 to 50,000,000	6	210,110,000.00	37.05%	2	4.4761	2.237850	1.61 to 1.70	5	96,453,617.95	17.01%	2	4.3527	1.664137
50,000,001 or greater	1	69,500,000.00	12.26%	3	4.2993	2.733100	1.71 to 1.80	2	25,392,492.61	4.48%	3	4.8363	1.769700
Totals	40	567,043,209.45	100.00%	2	4.5227	2.327568	1.81 to 2.50	17	202,641,933.90	35.74%	2	4.6857	2.034263
							2.51 to 3.00	6	131,016,361.31	23.11%	3	4.3971	2.703965
							3.01 or greater	6	90,647,291.92	15.99%	3	4.3935	3.507614
							Totals	40	567,043,209.45	100.00%	2	4.5227	2.327568
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	4	6,424,862.93	1.13%	2	4.4319	2.519090
							Industrial	3	16,483,630.29	2.91%	3	4.8327	1.780997
Arizona	4	9,924,321.55	1.75%	2	4.6874	2.733040
							Lodging	4	41,867,443.41	7.38%	2	5.1458	1.897390
California	14	193,451,512.93	34.12%	2	4.8513	2.345483
							Mixed Use	7	141,415,355.83	24.94%	3	4.6907	2.468447
Colorado	1	8,815,355.83	1.55%	3	5.2070	1.947000
							Mobile Home Park	3	10,897,291.92	1.92%	1	4.0000	3.364745
Georgia	1	40,500,000.00	7.14%	1	3.7320	1.656900
							Multi-Family	2	5,840,239.96	1.03%	2	4.5295	1.576262
Illinois	5	8,946,164.00	1.58%	2	4.0605	2.762900
							Office	7	154,780,162.27	27.30%	2	4.1419	2.131970
Iowa	1	980,714.00	0.17%	2	4.0605	2.762900
							Retail	23	93,955,796.59	16.57%	2	4.3457	2.147697
Kansas	3	7,250,000.00	1.28%	1	4.5000	4.759600
							Self Storage	18	101,803,289.18	17.95%	3	4.7807	2.792754
Louisiana	2	3,489,518.00	0.62%	2	4.0605	2.762900
							Totals	67	567,043,209.45	100.00%	2	4.5227	2.327568
Missouri	7	21,400,000.00	3.77%	2	4.6655	2.632457

Nevada	2	11,441,253.54	2.02%	3	4.8512	1.692376

New Jersey	1	9,725,000.00	1.72%	3	4.7480	1.639300

New York	2	50,000,000.00	8.82%	2	3.8206	2.744900

North Carolina	1	4,329,375.44	0.76%	3	4.8900	1.810000

Oregon	1	1,954,580.49	0.34%	3	5.2300	1.038500

Pennsylvania	1	9,992,492.61	1.76%	3	5.0000	1.717300

South Carolina	2	9,076,356.39	1.60%	1	4.4303	2.114239

Texas	7	31,582,782.08	5.57%	2	4.7258	2.002148

Virginia	4	57,311,510.90	10.11%	2	4.4194	1.923805

Washington	3	78,982,039.76	13.93%	3	4.3594	2.713327

Wisconsin	1	1,465,369.00	0.26%	2	4.0605	2.762900

Totals	67	567,043,209.45	100.00%	2	4.5227	2.327568

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5000% or less	15	284,317,652.86	50.14%	2	4.1128	2.522089	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	17	196,386,193.52	34.63%	3	4.8074	2.107783	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	7	72,505,409.86	12.79%	2	5.1477	2.201333	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	13,833,953.21	2.44%	3	5.6290	2.111400	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	567,043,209.45	100.00%	2	4.5227	2.327568	49 months or greater	40	567,043,209.45	100.00%	2	4.5227	2.327568
								Totals	40	567,043,209.45	100.00%	2	4.5227	2.327568
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	40	567,043,209.45	100.00%	2	4.5227	2.327568	Interest Only	13	381,985,000.00	67.36%	2	4.3983	2.459114
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	27	185,058,209.45	32.64%	2	4.7795	2.056038
	Totals	40	567,043,209.45	100.00%	2	4.5227	2.327568	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	567,043,209.45	100.00%	2	4.5227	2.327568
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	25,000,000.00	4.41%	2	3.8206	3.660000			No outstanding loans in this group
	12 months or less	38	538,140,446.85	94.90%	2	4.5524	2.268561
	13 to 24 months	1	3,902,762.60	0.69%	2	4.9200	1.928700
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	567,043,209.45	100.00%	2	4.5227	2.327568
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300801567	RT	Birmingham	AL	Actual/360	4.762%	290,978.04	73,325,000.00	0.00	N/A	01/01/27	--	73,325,000.00	0.00	10/01/26
2	1648325	MU	Seattle	WA	Actual/360	4.299%	249,001.12	0.00	0.00	N/A	01/06/27	--	69,500,000.00	69,500,000.00	10/06/26
4	310938772	OF	New York	NY	Actual/360	3.821%	79,595.83	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	09/06/26
4A	310938906	OF	New York	NY	Actual/360	3.821%	79,595.83	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	09/06/26
6	300801571	SS	Pasadena	CA	Actual/360	4.808%	166,276.67	0.00	0.00	N/A	02/01/27	--	41,500,000.00	41,500,000.00	10/01/26
7	307271007	OF	Atlanta	GA	Actual/360	3.732%	125,955.00	0.00	0.00	N/A	11/05/26	--	40,500,000.00	40,500,000.00	10/05/26
8	310937320	MU	Culver City	CA	Actual/360	5.143%	158,566.67	0.00	0.00	N/A	12/11/26	--	37,000,000.00	37,000,000.00	10/11/26
9	1648284	OF	Calabasas	CA	Actual/360	4.858%	133,595.00	0.00	0.00	N/A	12/01/26	--	33,000,000.00	33,000,000.00	10/01/26
10	300801562	RT	Fairfax	VA	Actual/360	4.169%	104,225.00	0.00	0.00	N/A	12/01/26	--	30,000,000.00	30,000,000.00	10/01/26
11	307271011	RT	Various	Various	Actual/360	4.061%	95,117.21	0.00	0.00	N/A	12/01/26	--	28,110,000.00	28,110,000.00	10/01/26
12	610936589	OF	Mill Valley	CA	Actual/360	4.500%	75,745.05	43,326.00	0.00	N/A	12/11/26	--	20,198,678.79	20,155,352.79	10/11/26
14	300801516	RT	Woodbridge	VA	Actual/360	2.988%	51,671.18	20,750,000.00	0.00	N/A	11/01/26	--	20,750,000.00	0.00	10/01/26
15	1648349	RT	Plano	TX	Actual/360	4.530%	61,652.29	16,331,732.96	0.00	N/A	01/01/27	--	16,331,732.96	0.00	10/01/26
16	310937754	RT	Sterling	VA	Actual/360	4.780%	60,566.83	36,272.74	0.00	N/A	12/11/26	--	15,205,062.33	15,168,789.59	10/11/26
17	300801564	LO	Sacramento	CA	Actual/360	5.629%	65,110.04	46,319.22	0.00	N/A	01/01/27	--	13,880,272.43	13,833,953.21	10/01/26
19	307271019	RT	Madison	TN	Actual/360	4.994%	59,365.11	14,264,743.57	0.00	N/A	01/01/27	--	14,264,743.57	0.00	10/01/26
20	1648398	Various Exton		PA	Actual/360	4.663%	52,757.21	13,576,807.24	0.00	N/A	01/01/27	10/01/26	13,576,807.24	0.00	10/01/26
21	1648025	Various Saint Louis		MO	Actual/360	4.730%	60,701.67	0.00	0.00	N/A	01/01/27	--	15,400,000.00	15,400,000.00	10/01/26
22	310937775	LO	Fort Worth	TX	Actual/360	5.000%	48,869.65	27,197.97	0.00	N/A	12/11/26	--	11,728,715.17	11,701,517.20	10/11/26
23	310938367	MU	West Hollywood	CA	Actual/360	5.080%	59,266.67	0.00	0.00	N/A	01/11/27	--	14,000,000.00	14,000,000.00	10/11/26
24	310935943	SS	Various	Various	Actual/360	4.500%	49,687.50	0.00	0.00	N/A	11/11/26	--	13,250,000.00	13,250,000.00	10/11/26
25	1648313	LO	King Of Prussia	PA	Actual/360	5.000%	41,731.59	23,089.62	0.00	N/A	01/01/27	--	10,015,582.23	9,992,492.61	10/01/26
26	410938217	SS	Spokane	WA	Actual/360	4.800%	38,005.94	19,444.92	0.00	N/A	01/11/27	--	9,501,484.68	9,482,039.76	10/11/26
27	610935787	RT	Madera	CA	Actual/360	3.830%	28,564.23	8,949,626.83	0.00	N/A	10/11/26	--	8,949,626.83	0.00	10/11/26
28	307271028	IN	Las Vegas	NV	Actual/360	4.824%	36,124.40	18,328.71	0.00	N/A	01/01/27	--	8,986,168.70	8,967,839.99	10/01/26
29	1648353	RT	Bedford	TX	Actual/360	4.580%	33,730.08	17,414.90	0.00	N/A	01/01/27	--	8,837,576.54	8,820,161.64	10/01/26
30	300801565	MU	Colorado Springs	CO	Actual/360	5.207%	38,320.20	15,878.52	0.00	N/A	01/01/27	--	8,831,234.35	8,815,355.83	10/01/26
32	307271032	SS	Newark	NJ	Actual/360	4.748%	38,478.58	0.00	0.00	N/A	01/01/27	--	9,725,000.00	9,725,000.00	10/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	410937758	OF	Glenview	IL	Actual/360	4.900%	32,545.31	7,970,280.17	0.00	N/A	12/11/26	--	7,970,280.17	0.00	10/11/26
35	310937135	SS	Herndon	VA	Actual/360	4.430%	30,473.65	14,754.46	0.00	N/A	11/11/26	--	8,254,713.17	8,239,958.71	10/11/26
36	1647823	RT	Victorville	CA	Actual/360	4.540%	28,155.30	13,078.95	0.00	N/A	11/01/26	--	7,441,930.27	7,428,851.32	10/01/26
38	1647940	LO	Spartanburg	SC	Actual/360	4.590%	24,308.30	15,631.36	0.00	N/A	11/01/26	--	6,355,111.75	6,339,480.39	10/01/26
39	600936969	MH	EI Cajon	CA	Actual/360	4.000%	16,236.53	19,206.00	0.00	N/A	11/11/26	--	4,870,959.87	4,851,753.87	10/11/26
40	1648352	RT	Duncanville	TX	Actual/360	4.560%	22,363.12	5,885,032.38	0.00	N/A	02/01/27	--	5,885,032.38	0.00	10/01/26
41	600936604	OF	Phoenix	AZ	Actual/360	4.470%	20,101.42	13,474.72	0.00	N/A	11/11/26	--	5,396,354.54	5,382,879.82	10/11/26
42	410931958	OF	Walnut Creek	CA	Actual/360	4.150%	19,894.61	10,729.90	0.00	N/A	11/11/26	--	5,752,659.56	5,741,929.66	10/11/26
43	1647638	RT	Grapevine	TX	Actual/360	5.040%	21,433.73	5,103,268.78	0.00	N/A	12/01/26	--	5,103,268.78	0.00	10/01/26
44	410938456	SS	Plano	TX	Actual/360	5.150%	21,458.17	11,303.40	0.00	N/A	01/11/27	--	4,999,962.64	4,988,659.24	10/11/26
45	610934471	RT	Cranberry Township	PA	Actual/360	4.400%	17,028.37	4,644,101.50	0.00	N/A	10/11/26	--	4,644,101.50	0.00	10/11/26
47	410938187	SS	Knightdale	NC	Actual/360	4.890%	17,683.56	10,147.69	0.00	N/A	01/11/27	--	4,339,523.13	4,329,375.44	10/11/26
48	300801572	SS	Phoenix	AZ	Actual/360	4.945%	18,749.38	8,457.35	0.00	N/A	02/01/27	--	4,549,899.08	4,541,441.73	10/01/26
49	410936912	SS	Buena Park	CA	Actual/360	5.210%	16,278.32	8,459.48	0.00	N/A	12/11/26	--	3,749,325.85	3,740,866.37	10/11/26
50	600936994	MH	EI Cajon	CA	Actual/360	4.000%	10,764.61	12,733.32	0.00	N/A	11/11/26	--	3,229,383.62	3,216,650.30	10/11/26
51	610938044	IN	Chesapeake	VA	Actual/360	4.920%	16,031.56	7,373.93	0.00	N/A	12/11/26	--	3,910,136.53	3,902,762.60	10/11/26
53	410934496	IN	Napa	CA	Actual/360	4.760%	14,357.59	6,532.42	0.00	N/A	12/11/26	--	3,619,560.12	3,613,027.70	10/11/26
54	610933992	RT	Chapel Hill	NC	Actual/360	5.240%	14,322.07	3,279,863.42	0.00	N/A	01/11/27	--	3,279,863.42	0.00	10/11/26
55	600936984	MH	EI Cajon	CA	Actual/360	4.000%	9,466.95	11,198.35	0.00	N/A	11/11/26	--	2,840,086.10	2,828,887.75	10/11/26
57	300801527	MF	Palmdale	CA	Actual/360	4.269%	9,060.31	6,520.35	0.00	N/A	11/06/26	--	2,546,760.31	2,540,239.96	10/06/26
58	410937414	RT	Reno	NV	Actual/360	4.950%	10,226.70	5,786.40	0.00	N/A	12/11/26	--	2,479,199.95	2,473,413.55	10/11/26
59	410937026	SS	Saraland	AL	Actual/360	5.250%	8,795.76	4,512.35	0.00	N/A	12/11/26	--	2,010,460.28	2,005,947.93	10/11/26
60	600937294	RT	Salem	OR	Actual/360	5.230%	8,537.81	4,382.33	0.00	N/A	01/11/27	--	1,958,962.82	1,954,580.49	10/11/26
Totals							2,791,527.72	174,512,012.21	0.00				741,555,221.66	567,043,209.45
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,300,513.03	21,975,610.36	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,889,896.00	8,660,958.38	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	26,875,939.66	4,708,412.40	01/01/26	03/31/26	--	0.00	0.00	79,491.66	79,491.66	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	79,491.66	79,491.66	0.00	0.00
6	6,169,195.09	3,093,462.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,122,328.60	6,687,293.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,470,899.04	2,267,234.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,286,780.64	1,641,512.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,015,315.97	1,310,473.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,325,560.00	1,652,878.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,647,316.84	1,680,916.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	38,366,444.44	19,708,073.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,373,528.65	1,053,539.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,448,896.00	1,224,448.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,860,943.80	3,165,590.71	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,506,353.00	712,734.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,856,182.11	1,835,238.18	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,134,102.81	454,793.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,709,501.89	1,475,900.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,719,716.37	1,537,073.59	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,774,251.52	898,448.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,165,101.45	657,926.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,768,653.00	417,985.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,198,701.78	625,211.82	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,366,872.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	842,332.40	389,613.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	942,055.20	347,811.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	904,363.41	463,120.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	722,607.80	372,389.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	937,305.81	1,008,280.98	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,611,682.53	735,604.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	863,687.58	517,340.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	393,993.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,018,005.12	384,004.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	640,298.23	330,648.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	627,168.82	323,090.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	424,144.24	177,864.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	611,442.60	306,985.82	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	990,373.77	452,042.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	658,774.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,134,919.00	476,669.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	577,518.58	424,810.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	523,662.27	288,800.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	722,544.00	405,721.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	513,292.00	87,324.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	474,064.34	227,448.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	161,756.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	267,793.32	89,181.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	179,361,029.54	95,810,217.31				0.00	0.00	158,983.32	158,983.32	0.00	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	300801567	73,325,000.00	Payoff Prior to Maturity	0.00	0.00
14	300801516	20,750,000.00	Payoff Prior to Maturity	0.00	0.00
15	1648349	16,299,318.41	Payoff Prior to Maturity	0.00	0.00
19	307271019	14,238,275.88	Payoff Prior to Maturity	0.00	0.00
33	410937758	7,951,557.28	Payoff Prior to Maturity	0.00	0.00
40	1648352	5,873,463.44	Payoff Prior to Maturity	0.00	0.00
43	1647638	5,092,346.38	Payoff Prior to Maturity	0.00	0.00
54	610933992	3,272,535.80	Payoff Prior to Maturity	0.00	0.00
Totals		146,802,497.19		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	146,802,497.19	4.522678%	4.479791%	2
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	9,186,788.28	4.517308%	4.479332%	3
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	46,027,756.57	4.530843%	4.493165%	4
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.512473%	4.491371%	5
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.512667%	4.491557%	6
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.512847%	4.491729%	7
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.513039%	4.491912%	8
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.513217%	4.492082%	9
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,006,610.80	4.513431%	4.492287%	10
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.515909%	4.494387%	11
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.516081%	4.494551%	12
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,163,873.99	4.516264%	4.494726%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	310938772	09/06/26	0	B	79,491.66	79,491.66	0.00	25,000,000.00	07/31/26	13
4A	310938906	09/06/26	0	B	79,491.66	79,491.66	0.00	25,000,000.00	07/31/26	13
Totals					158,983.32	158,983.32	0.00	50,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		567,043,209	567,043,209		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	567,043,209	567,043,209	0	0	0	0
Sep-26	741,555,222	741,555,222	0	0	0	0
Aug-26	766,729,347	766,729,347	0	0	0	0
Jul-26	815,082,143	815,082,143	0	0	0	0
Jun-26	815,729,802	815,729,802	0	0	0	0
May-26	816,337,006	816,337,006	0	0	0	0
Apr-26	816,979,711	816,979,711	0	0	0	0
Mar-26	817,581,817	817,581,817	0	0	0	0
Feb-26	818,295,921	818,295,921	0	0	0	0
Jan-26	838,930,072	838,930,072	0	0	0	0
Dec-25	839,555,058	839,555,058	0	0	0	0
Nov-25	840,218,454	840,218,454	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	310938772	25,000,000.00	25,000,000.00	835,000,000.00	11/04/16	4,518,637.15	1.82980	03/31/26	12/06/26	I/O
4A	310938906	25,000,000.00	25,000,000.00		--		3.66000	--	12/06/26	I/O
57	300801527	2,540,239.96	2,540,239.96	4,250,000.00	04/29/16	59,871.06	1.28080	03/31/26	11/06/26	240
Totals		52,540,239.96	52,540,239.96	839,250,000.00		4,578,508.21

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	310938772	OF	NY	07/31/26	13
The Loan was transferred to Special Servicing for Imminent Default, on 8/7/26, referencing the pending 12/6/26 maturity date. Hello and PNA sent to Borrower 8/17/26, awaiting a response.

4A	310938906	OF	NY	07/31/26	13
The Loan was transferred to Special Servicing for Imminent Default, on 8/7/26, referencing the pending 12/6/26 maturity date. Hello and PNA sent to Borrower 8/17/26, awaiting a response.

57	300801527	MF	CA	10/28/24	13

Special Servicer and its counsel continue to engage with the Receiver and are monitoring the ongoing partnership dispute litigation. A Receiver status conference and hearing on multiple motions scheduled for 9/29/2026 has been rescheduled for

10/22/2026. The Receiver is expected to remain in place for the foreseeable future, however, on 10/22/2026, Receiver's "Motion to Immediately Liquidate the Receivership Entities' Margin Accounts" will be heard, which is anticipated to influence

Receiver's ability t pay off maturing loans, including the subject Loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310937320	37,000,000.00	5.14270%	37,000,000.00 5.14270%		10	05/11/20	05/11/20	06/11/20
25	1648313	0.00	5.00000%	0.00	5.00000%	8	04/15/22	07/01/21	--
Totals		37,000,000.00		37,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	5,208.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	5,208.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
57	0.00	0.00	530.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,947.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,947.21

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BAML 2017-BNK3 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

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